Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2022
Related Parties (Details) [Line Items]
Service providers in amount	$ 199	$ 193
Director [Member]
Related Parties (Details) [Line Items]
Research and development expenses	$ 3,748	$ 717
Chief Executive Officer [Member]
Related Parties (Details) [Line Items]
Amir weisberg term			11 years